UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-10405
                                                     ---------

                              ALPINE SERIES TRUST
                              -------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                                   3RD FLOOR
                              MILWAUKEE, WI  53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                SAMUEL A. LIEBER
                       ALPINE MANAGEMENT & RESEARCH, LLC
                       2500 WESTCHESTER AVENUE, SUITE 215
                               PURCHASE, NY 10577
                               ------------------
                    (Name and address of agent for service)

                                 1-888-785-5578
                                 --------------

               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2004
                         ----------------

Date of reporting period: JULY 31, 2004
                          -------------

Item 1. Schedule of Investments.

ALPINE MUTUAL FUNDS
ALPINE DYNAMIC BALANCE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 2004
                                  (UNAUDITED)

                                                                      MARKET
SHARES/PAR VALUE         SECURITY DESCRIPTION                         VALUE
----------------         --------------------                         ------

               COMMON STOCKS -75.3%

               Commercial Products & Services - 3.4%
     15,000    Deere & Company                                     $   942,150
      2,443    Eagle Materials Inc.                                    161,189
     11,290    Eagle Materials Inc. - Class B                          733,850
      2,500    Hubbell Incorporated - Class A                          106,250
      3,000    Hubbell Incorporated - Class B                          135,600
                                                                   -----------
                                                                     2,079,039
                                                                   -----------

               Construction - Homebuilder - 6.4%
      1,000    Cavco Industries, Inc. (a)<F1>                           39,500
     25,000    Hovnanian Enterprises, Inc. - Class A (a)<F1>           775,750
      5,500    M.D.C. Holdings, Inc.                                   369,325
     25,000    Pulte Homes, Inc.                                     1,365,750
      8,500    The Ryland Group, Inc.                                  658,070
     15,700    Standard Pacific Corp.                                  728,637
                                                                   -----------
                                                                     3,937,032
                                                                   -----------

               Consumer Products & Services - 7.7%
     10,000    Avery Dennison Corporation                              605,700
     20,000    Colgate-Palmolive Company                             1,064,000
     21,000    Kimberly-Clark Corporation                            1,345,470
     15,000    LIFE TIME FITNESS, Inc. (a)<F1>                         347,250
     18,000    The Procter & Gamble Company                            938,700
     28,000    RPM International, Inc.                                 421,400
                                                                   -----------
                                                                     4,722,520
                                                                   -----------

               Energy - 3.1%
     37,000    CONSOL Energy Inc.                                    1,326,080
     16,000    Penn Virginia Corporation                               603,040
                                                                   -----------
                                                                     1,929,120
                                                                   -----------

               Financial - Banks - 13.9%
     12,000    Arrow Financial Corporation                             336,000
     18,000    Bancorp Rhode Island, Inc.                              652,500
      6,000    Bancshares of Florida, Inc. (a)<F1>                      79,500
     15,000    Banknorth Group, Inc.                                   478,650
     11,000    Comerica Incorporated                                   643,170
     21,000    Doral Financial Corp. (b)<F2>                           824,250
     10,000    Golden West Financial Corporation                     1,069,100
     10,000    Hudson United Bancorp                                   342,500
     40,000    J.P. Morgan Chase & Co.                               1,493,200
     26,500    New York Community Bancorp, Inc.                        509,860
     17,000    North Fork Bancorporation, Inc.                         663,850
     11,000    PNC Financial Services Group                            556,600
      5,500    Rurban Financial Corp.                                   67,265
      5,324    Southside Bancshares, Inc.                              106,107
     13,000    Sovereign Bancorp, Inc.                                 283,010
     15,000    Susquehanna Bancshares, Inc.                            349,050
      4,000    Taylor Capital Group, Inc.                               96,080
                                                                   -----------
                                                                     8,550,692
                                                                   -----------

               Financial Services - 8.4%
     14,000    Ambac Financial Group, Inc.                             995,540
     13,000    American International Group, Inc.                      918,450
     22,000    Fannie Mae                                            1,561,120
     12,000    Lincoln National Corporation                            524,400
     36,000    MBNA Corporation                                        888,840
        800    The Student Loan Corporation                            112,200
      4,000    Unitrin, Inc.                                           166,600
                                                                   -----------
                                                                     5,167,150
                                                                   -----------

               Medical Instruments - 1.3%
      5,000    Beckman Coulter, Inc.                                   275,850
     10,000    Guidant Corporation                                     553,200
                                                                   -----------
                                                                       829,050
                                                                   -----------

               Pharmaceutical - 6.0%
     20,000    Bristol-Myers Squibb Company                            458,000
     22,000    Johnson & Johnson                                     1,215,940
     15,000    Merck & Co. Inc.                                        680,250
     25,000    Pfizer Inc.                                             799,000
     15,000    Wyeth                                                   531,000
                                                                   -----------
                                                                     3,684,190
                                                                   -----------

               Photo Equipment & Supplies - 0.2%
      5,000    Eastman Kodak Company                                   132,450
                                                                   -----------

               Printing - 1.2%
     23,000    R.R. Donnelley & Sons Company                           730,020
                                                                   -----------

               Real Estate Investment Trusts - 15.2%
     15,000    Boston Properties, Inc.                                 793,500
     38,000    Chelsea Property Group, Inc.                          2,474,560
     10,000    Developers Diversified Realty Corporation               358,800
     20,000    General Growth Properties, Inc.                         601,600
     45,000    Impac Mortgage Holdings, Inc.                         1,032,750
     10,000    Mack-Cali Realty Corporation                            409,000
     15,000    Maguire Properties, Inc.                                371,250
     90,000    MeriStar Hospitality Corporation (a)<F1>                522,000
     38,000    Origen Financial, Inc.                                  294,500
     45,700    Prime Group Realty Trust (a)<F1>                        235,355
     18,000    Simon Property Group, Inc.                              928,980
      7,000    Town & Country Trust                                    171,010
     20,000    Vornado Realty Trust                                  1,161,800
                                                                   -----------
                                                                     9,355,105
                                                                   -----------

               Software - 1.8%
     40,000    Microsoft Corporation                                 1,138,400
                                                                   -----------

               Transportation - 0.3%
      5,000    Alexander & Baldwin, Inc.                               164,400
                                                                   -----------

               Transporation Services - 2.6%
     20,000    FedEx Corp.                                           1,637,600
                                                                   -----------

               Utilities - 3.8%
     80,000    Allegheny Energy, Inc. (a)<F1>                        1,187,200
     12,000    NUI Corporation (a)<F1>                                 159,240
     15,600    SJW Corp.                                               499,980
     30,550    Xcel Energy, Inc.                                       522,405
                                                                   -----------
                                                                     2,368,825
                                                                   -----------

               Total Common Stocks (Cost $40,286,199)               46,425,593
                                                                   -----------

               BONDS AND NOTES - 15.1%

               U.S. Government Agencies - 3.5%
 $2,000,000    Federal National Mortgage Association,
                 6.250%, 5/15/2029                                   2,141,722
                                                                   -----------

               U.S. Government Obligations - 11.6%
  1,000,000    U.S. Treasury Bond, 7.250%, 5/15/2016                 1,222,344
  5,000,000    U.S. Treasury Bond, 6.000%, 2/15/2026                 5,460,355
    500,000    U.S. Treasury Bond, 5.250%, 11/15/2028                  496,876
                                                                   -----------
                                                                     7,179,575
                                                                   -----------

               Total Bonds and Notes  (Cost $8,931,715)              9,321,297
                                                                   -----------

               SHORT-TERM INVESTMENTS - 9.1%
    994,019    Alpine Municipal Money Market Fund                      994,019
  4,612,000    Federal Home Loan Bank Discount Note,
                 0.640%, 8/02/2004                                   4,611,837
                                                                   -----------
               Total Short-Term Investments (Cost $5,605,856)        5,605,856
                                                                   -----------

               Total Investments (Cost $54,823,770) - 99.5%         61,352,746
                                                                   -----------

               Other Assets less Liabilities ---- 0.5%                 332,183
                                                                   -----------

               TOTAL NET ASSETS - 100.0%                           $61,684,929
                                                                   -----------
                                                                   -----------

(a)<F1>  Non-income producing securities.
(b)<F2>  Foreign Security

ALPINE MUTUAL FUNDS
ALPINE DYNAMIC DIVIDEND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 2004
                                  (UNAUDITED)

                                                                      MARKET
SHARES/PAR VALUE         SECURITY DESCRIPTION                         VALUE
----------------         --------------------                         ------

               COMMON STOCKS -98.7%

               Aerospace - 1.9%
     12,000    Lockheed Martin Corporation                         $   635,880
                                                                   -----------

               Apparel - 4.3%
     13,100    Kellwood Company                                        525,965
     14,000    Kenneth Cole Productions, Inc. - Class A                449,260
      8,000    Reebok International Ltd.                               272,480
     11,500    Saucony, Inc. - Class B                                 233,220
                                                                   -----------
                                                                     1,480,925
                                                                   -----------

               Building - Maintenance & Service - 0.6%
     12,500    Healthcare Services Group, Inc.                         210,375
                                                                   -----------

               Chemicals - 2.5%
      7,000    The Dow Chemical Company                                279,230
     31,000    Lyondell Chemical Company                               563,580
                                                                   -----------
                                                                       842,810
                                                                   -----------

               Communication & Media - 0.5%
      8,000    The Walt Disney Company                                 184,720
                                                                   -----------

               Computers - 2.3%
     21,000    Hewlett-Packard Company                                 423,150
     11,000    Imation Corp.                                           364,650
                                                                   -----------
                                                                       787,800
                                                                   -----------

               Conglomerate - 1.9%
     19,000    General Electric Company                                631,750
                                                                   -----------

               Construction - Home Building - 1.2%
     18,500    The Berkeley Group plc (b)<F4>                          391,921
                                                                   -----------

               Construction - Materials - 1.7%
      3,500    Eagle Materials Inc.                                    230,930
      3,100    International Aluminum Corporation                       91,791
      9,000    Juno Lighting, Inc. (a)<F3>                             262,089
                                                                   -----------
                                                                       584,810
                                                                   -----------

               Construction - Services - 0.4%
      3,500    Bouygues SA (b)<F4>                                     117,692
                                                                   -----------

               Consumer Products & Services - 4.2%
     42,000    CCA Industries, Inc.                                    380,100
     16,000    Cranswick plc (b)<F4>                                   105,906
     18,400    Newell Rubbermaid Inc.                                  397,440
     20,000    Nu Skin Enterprises, Inc. - Class A                     546,200
                                                                   -----------
                                                                     1,429,646
                                                                   -----------

               Energy - 3.8%
      6,000    BP p.l.c. - ADR                                         338,160
      5,500    ChevronTexaco Corporation                               526,075
      6,000    Equitable Resources, Inc.                               307,680
      2,000    Kinder Morgan, Inc.                                     120,020
                                                                   -----------
                                                                     1,291,935
                                                                   -----------

               Entertainment - 3.4%
     11,700    Harrah's Entertainment, Inc.                            543,933
     33,000    Regal Entertainment Group - Class A                     621,390
                                                                   -----------
                                                                     1,165,323
                                                                   -----------

               Financial - Banks - 7.1%
      7,300    Citigroup Inc.                                          321,857
      2,000    Comerica Incorporated                                   116,940
      5,000    First Horizon National Corporation                      216,750
      4,500    The Goldman Sachs Group, Inc.                           396,855
     15,200    J.P. Morgan Chase & Co.                                 567,416
     11,000    KeyCorp                                                 331,980
     12,000    New York Community Bancorp, Inc.                        230,880
      1,500    Wachovia Corporation                                     66,465
      3,000    Wells Fargo & Company                                   172,230
                                                                   -----------
                                                                     2,421,373
                                                                   -----------

               Food & Beverages - 8.0%
      4,000    The Coca-Cola Company                                   175,440
     15,000    ConAgra Foods, Inc.                                     390,000
     10,502    Ingles Markets, Incorporated - Class A                  120,143
      5,000    The J.M. Smucker Company                                209,050
     32,000    Lance, Inc.                                             481,280
      7,000    PepsiCo, Inc.                                           350,000
     38,273    Rocky Mountain Chocolate Factory, Inc.                  494,481
     85,000    Tate & Lyle PLC (b)<F4>                                 506,984
                                                                   -----------
                                                                     2,727,378
                                                                   -----------

               Forestry - 0.7%
      4,000    Weyerhaeuser Company                                    248,000
                                                                   -----------

               Housewares - 1.0%
     21,000    Lifetime Hoan Corporation                               345,030
                                                                   -----------

               Human Resources - 3.1%
     24,200    CDI Corp.                                               690,184
    165,000    Hays plc (b)<F4>                                        366,054
                                                                   -----------
                                                                     1,056,238
                                                                   -----------

               Manufacturing - Diversified - 7.4%
     33,000    American Power Conversion Corporation                   498,300
      2,500    Ball Corporation                                        180,450
      5,500    Caterpillar Inc.                                        404,195
      7,000    Graco Inc.                                              220,360
     10,000    Honeywell International Inc.                            376,100
     12,000    Hubbell Incorporated - Class B                          542,400
     12,300    Twin Disc, Incorporated                                 311,559
                                                                   -----------
                                                                     2,533,364
                                                                   -----------

               Machinery & Tools - 1.7%
     17,100    Lincoln Electric Holdings, Inc.                         581,571
                                                                   -----------

               Medical Supplies - 2.9%
     40,500    Meridian Bioscience, Inc.                               481,545
     16,500    PolyMedica Corporation                                  502,590
                                                                   -----------
                                                                       984,135
                                                                   -----------

               Mining - 0.5%
      5,000    Freeport - McMoRan Copper & Gold, Inc.                  174,250
                                                                   -----------

               Office Supplies - 1.7%
     20,500    Ennis Inc                                               373,100
      7,000    Staples, Inc.                                           202,160
                                                                   -----------
                                                                       575,260
                                                                   -----------

               Pharmaceutical - 6.3%
     14,000    Abbott Laboratories                                     550,900
     12,000    Bristol-Myers Squibb Company                            274,800
      6,000    Johnson & Johnson                                       331,620
     10,500    Merck & Co. Inc.                                        476,175
     15,500    Pfizer Inc.                                             495,380
                                                                   -----------
                                                                     2,128,875
                                                                   -----------

               Printing - 1.6%
     17,500    R. R. Donnelley & Sons Company                          555,450
                                                                   -----------

               Real Estate Management - 0.5%
      1,000    Deutsche Wohnen AG (b)<F4>                              165,543
                                                                   -----------

               Restaurants - 1.2%
      6,000    CBRL Group, Inc.                                        199,320
      7,500    McDonald's Corporation                                  206,250
                                                                   -----------
                                                                       405,570
                                                                   -----------

               Retail - 9.3%
     27,458    Bassett Furniture Industries, Incorporated              524,448
     14,100    The Buckle, Inc.                                        387,750
     15,000    Claire's Stores, Inc.                                   345,750
     20,594    Deb Shops, Inc.                                         472,014
     30,000    GUS Plc (b)<F4>                                         469,706
     49,375    J Sainsbury plc (b)<F4>                                 242,198
     85,000    J Sainsbury plc - Class B (a)<F3> (b)<F4>                53,558
     20,000    Saks Incorporated (a)<F3>                               261,000
      8,000    Wal-Mart Stores, Inc.                                   424,080
                                                                   -----------
                                                                     3,180,504
                                                                   -----------

               Software - 1.9%
     38,800    American Software, Inc. - Class A                       216,504
     15,000    Microsoft Corporation                                   426,900
                                                                   -----------
                                                                       643,404
                                                                   -----------

               Telecommunications - 4.0%
     13,200    Atlantic Tele-Network, Inc.                             405,900
     44,500    Citizens Communications Company                         640,800
     19,000    TDC A/S - ADR                                           312,550
                                                                   -----------
                                                                     1,359,250
                                                                   -----------

               Transportation - 5.8%
      4,000    Burlington Northern Santa Fe Corporation                141,920
     13,500    Frontline Limited (b)<F4>                               517,725
      8,250    Ship Finance International Limited (b)<F4>              137,032
     10,000    Teekay Shipping Corporation (b)<F4>                     397,800
     19,000    Tsakos Energy Navigation Ltd. (b)<F4>                   641,250
      2,500    Union Pacific Corporation                               140,850
                                                                   -----------
                                                                     1,976,577
                                                                   -----------

               Utilities - 3.8%
      3,000    Ameren Corporation                                      134,070
     17,000    Duke Energy Corporation                                 365,500
      9,000    Exelon Coproration                                      314,100
      5,000    OGE Energy Corp.                                        124,450
      4,000    RGC Resources, Inc.                                     104,684
      9,000    The Southern Company                                    263,520
                                                                   -----------
                                                                     1,306,324
                                                                   -----------

               Waste Disposal - 1.5%
    140,000    Shanks Group plc (b)<F4>                                294,680
      8,000    Waste Management, Inc.                                  225,120
                                                                   -----------
                                                                       519,800
                                                                   -----------

               Total Common Stocks (Cost $33,240,741)               33,643,483
                                                                   -----------

               SHORT-TERM INVESTMENTS - 1.3%
    457,000    Federal Home Loan Bank Discount Note,
                 0.630%, 8/02/2004                                     456,984
                                                                   -----------
               Total Short-Term Investments (Cost $456,984)            456,984
                                                                   -----------

               Total Investments (Cost $33,697,725) - 100.0%        34,100,467
                                                                   -----------

               Other Assets less Liabilities  - 0.0%                     1,403
                                                                   -----------

               TOTAL NET ASSETS - 100.0%                           $34,101,870
                                                                   -----------
                                                                   -----------

(a)<F3>  Non-income producing securities.
(b)<F4>  Foreign Security.
ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Alpine Series Trust
                   -------------------

     By (Signature and Title)  /s/ Samuel A. Lieber
                               ---------------------------
                               Samuel A. Lieber, President

     Date     09/27/04
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F5> /s/ Samuel A. Lieber
                                   ---------------------------
                                   Samuel A. Lieber, President

     Date     09/27/04
           --------------

     By (Signature and Title)*<F5> /s/ Sheldon Flamm
                                   ------------------------
                                   Sheldon Flamm, Treasurer

     Date     09/27/04
           --------------

*<F5> Print the name and title of each signing officer under his or her signature.